Property, plant and equipment - Schedule of PPE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 169,781	$ 153,603
Accumulated Depreciation	100,292	90,962
Property, plant and equipment	69,489	62,641
Land and buildings
Property, Plant and Equipment [Line Items]
Cost	9,206	8,455
Accumulated Depreciation	2,635	2,107
Property, plant and equipment	6,571	6,348
Computer equipment and software
Property, Plant and Equipment [Line Items]
Cost	9,386	8,756
Accumulated Depreciation	6,773	6,740
Property, plant and equipment	2,613	2,016
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost	8,326	7,283
Accumulated Depreciation	6,103	5,606
Property, plant and equipment	2,223	1,677
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	129,642	115,235
Accumulated Depreciation	75,111	66,272
Property, plant and equipment	54,531	48,963
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	13,221	13,874
Accumulated Depreciation	9,670	10,237
Property, plant and equipment	$ 3,551	$ 3,637